EXPLORATION AND EVALUATION ASSETS - Acquisition of mineral claims from Exploits Discovery Corp. (Details)	Dec. 05, 2025 CAD ($) shares	Sep. 08, 2025 CAD ($) ha shares	Jul. 29, 2024
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)			1.60%
Exploits Discovery Corp.
EXPLORATION AND EVALUATION ASSETS
Percentage of interest in mineral claims		100.00%
Area of Hectares of Land | ha		58,600
Shares issued for acquisition of mineral claims | shares	725,543	2,821,556
Value of shares issued for acquisition of mineral claims		$ 12,160,906
Net smelter return ("NSR") royalties (as a percent)	1.00%
Transaction costs	$ 387,620